Intangible Assets	12 Months Ended
Dec. 31, 2023
Disclosure of detailed information about intangible assets [abstract]
Intangible Assets	Intangible Assets
A reconciliation of the changes in the carrying amount of intangible assets is as follows:

	Power sale contracts	Software and other	Intangibles under development	Coal rights	Total
Cost
As at Dec. 31, 2021	269	422	4	132	827
Additions	—	—	31	—	31
Change in foreign exchange rates	3	3	1	—	7
Transfers	—	12	(9)	—	3
As at Dec. 31, 2022	272	437	27	132	868
Additions	—	—	13	—	13
Asset impairment charges	—	(1)	—	—	(1)
Change in foreign exchange rates	(2)	(2)	(1)	—	(5)
Transfers	—	12	(12)	—	—
As at Dec. 31, 2023	270	446	27	132	875
Accumulated amortization
As at Dec. 31, 2021	140	299	—	132	571
Amortization	17	26	—	—	43
Change in foreign exchange rates	1	1	—	—	2
As at Dec. 31, 2022	158	326	—	132	616
Amortization	17	21	—	—	38
Change in foreign exchange rates	(1)	(1)	—	—	(2)
As at Dec. 31, 2023	174	346	—	132	652
Carrying amount
As at Dec. 31, 2021	129	123	4	—	256
As at Dec. 31, 2022	114	111	27	—	252
As at Dec. 31, 2023	96	100	27	—	223